Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of financial information for the Company's segments

Summarized financial information for the Company’s segments is shown in the following tables:

	Year Ended December 31,
(in thousands)	2021	2020
Revenue
Patient services	$124,074	$116,817
Dispensary	72,550	63,890
Clinical trials & other	6,379	6,808
Consolidated revenue	203,003	187,515

Direct costs
Patient services	99,401	95,747
Dispensary	62,102	53,907
Clinical trials & other	652	982
Total segment direct costs	162,155	150,636

Depreciation expense
Patient services	659	940
Dispensary	1	—
Clinical trials & other	123	7
Total segment depreciation expense	783	947

Amortization of intangible assets
Patient services	2,305	1,863
Dispensary	—	—
Clinical trials & other	211	213
Total segment amortization	2,516	2,076

Operating income
Patient services	21,709	18,267
Dispensary	10,447	9,983
Clinical trials & other	5,393	5,606
Total segment operating income	37,549	33,856

Selling, general and administrative expense	83,365	41,898
Non-segment depreciation and amortization	42	155
Total consolidated operating loss	$(45,858)	$(8,197)

(in thousands)	December 31, 2021	December 31, 2020
Assets
Patient services	$44,223	$36,446
Dispensary	4,277	4,319
Clinical trials & other	14,504	5,487
Non-segment assets	140,435	19,437
Total assets	$203,439	$65,689